Financial Instruments and Risk Management (Fair Value for Assets and Liabilities Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax	$ 1,089.7	$ 502.2